Intangible assets, net- Schedule of Indefinite-lived and Definite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite-lived intangible assets:
Trademarks and domains	$ 13,882	$ 13,882
Finite-lived intangible assets:
Total intangible assets	249,532	233,597
Accumulated amortization	166,482	143,176
Total intangible assets, net	83,050	90,421	$ 91,500
Trademarks and domains
Finite-lived intangible assets:
Finite lived intangible assets gross	26,264	18,494
Accumulated amortization	14,973	10,203
Developed technology
Finite-lived intangible assets:
Finite lived intangible assets gross	183,160	160,436
Accumulated amortization	134,550	112,506
Licenses
Finite-lived intangible assets:
Finite lived intangible assets gross	1,318	1,333
Accumulated amortization	863	777
Customer relationships
Finite-lived intangible assets:
Finite lived intangible assets gross	24,908	39,452
Accumulated amortization	$ 16,096	$ 19,690